UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments

A copy of the Schedule of Investments for the period ended 3/31/2016 is included with this Form.

Value Line Core Bond Fund
Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (3.7%)

$231,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	$230,944
140,000	Americredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27%, 7/8/19	139,955
194,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.26%, 5/21/18	193,910
275,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A4, 1.62%, 10/22/18	275,502
200,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	202,283
135,606	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A3, 1.27%, 5/15/19 (1)	135,476
190,000	Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A4, 1.55%, 2/18/20 (1)	189,876
150,000	Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	150,051
200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	200,189
250,000	Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.40%, 11/15/18 (1)	250,195
300,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	303,575
110,000	Synchrony Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	109,379
200,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	208,607
50,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	50,068

	TOTAL ASSET-BACKED SECURITIES (Cost $2,643,773) (3.7%)	2,640,010
COMMERCIAL MORTGAGE-BACKED SECURITIES (5.8%)
144,025	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (2)	149,490
332,566	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	334,750
336,924	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	343,837
82,943	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.43%, 12/25/45 (1)(2)	81,996
200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.17%, 4/25/46 (1)(2)	199,345
295,797	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	291,379

Principal Amount		Value
$600,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (2)	$591,369
339,881	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	334,704
255,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	268,975
238,188	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (2)	247,836
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2, 3.00%, 10/15/46	155,440
150,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	157,284
150,012	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1.13%, 9/20/34 (2)	141,622
134,092	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A2, 2.55%, 6/25/34 (2)	124,466
193,205	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.53%, 4/25/45 (2)	189,973
200,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	207,774
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	102,792
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	214,590

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,281,048) (5.8%)	4,137,622
CORPORATE BONDS & NOTES (43.9%)
	BASIC MATERIALS (1.0%)
150,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	150,900
100,000	Ecolab, Inc., Senior Unsecured Notes, 3.25%, 1/14/23	102,768
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	183,600
50,000	Mosaic Co. (The), Senior Unsecured Notes, 4.25%, 11/15/23	52,256
75,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	77,110
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19 (3)	154,875
		721,509
	COMMUNICATIONS (3.9%)
175,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	196,572
100,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	101,172
150,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	154,525

1

March 31, 2016

Principal Amount		Value
$150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	$198,849
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	263,446
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	151,003
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	263,750
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	200,360
250,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20 (3)	258,125
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	279,616
300,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	310,743
209,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	210,610
150,000	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, 9/15/43 (3)	197,584
		2,786,355
	CONSUMER, CYCLICAL (5.4%)
200,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	217,500
300,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	340,626
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	154,500
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	325,710
300,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17 (3)	297,788
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, 5/15/16	250,451
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, 4/10/18	249,944
100,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 6.50%, 3/1/21	105,250
275,000	Kia Motors Corp., Senior Unsecured Notes, 3.63%, 6/14/16 (1)	276,020
200,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	224,980
200,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	211,910
200,000	Newell Rubbermaid, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	202,908
150,000	NIKE, Inc., Senior Unsecured Notes, 3.88%, 11/1/45	156,978
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (1)	101,631
100,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44	104,482
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (3)	158,250
125,000	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, 6/1/22	130,781
150,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	148,500

Principal Amount		Value
$250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	$253,073
		3,911,282
	CONSUMER, NON-CYCLICAL (6.8%)
100,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	106,337
125,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, 3/12/18	126,477
200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	202,167
200,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	202,808
250,000	Amgen, Inc., Senior Unsecured Notes, 3.88%, 11/15/21	270,964
125,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	139,695
250,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23 (3)	265,491
200,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	204,500
100,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.75%, 8/15/22	104,375
300,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	307,222
250,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	271,610
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	153,475
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	151,641
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	209,422
150,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	153,682
150,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	156,329
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	405,819
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	156,750
250,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16	248,276
150,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	161,671
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	100,589
250,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	266,875
150,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	157,759
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	103,848
244,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (1)	245,007
		4,872,789
	ENERGY (1.8%)
150,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	142,876

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	$185,542
200,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19	197,532
50,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	50,477
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	104,142
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	212,933
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	215,453
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	162,700
		1,271,655
	FINANCIAL (20.0%)
100,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	100,821
250,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18 (3)	258,125
200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	203,000
250,000	American Express Co., Senior Unsecured Notes, 1.21%, 5/22/18 (2)	248,347
300,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(3)	303,840
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	204,954
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	151,540
200,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21 (3)	216,250
250,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	254,573
250,000	Bank of America Corp., Series L, Senior Unsecured Notes, 1.35%, 11/21/16	250,244
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (1)	304,468
200,000	Barclays PLC, Senior Unsecured Notes, 4.38%, 1/12/26	196,264
500,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	559,401
250,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	254,445
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	205,793
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	151,781
225,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	235,418
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	198,799
250,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	256,092

Principal Amount		Value
$250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)(3)	$251,758
150,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	155,962
100,000	Deutsche Bank AG, Senior Unsecured Notes, 1.88%, 2/13/18	99,364
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	219,935
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	247,571
350,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	357,535
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	254,888
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	253,485
272,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	278,230
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	119,444
350,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24 (3)	343,475
350,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	378,172
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	262,734
250,000	Huntington National Bank (The), Senior Unsecured Notes, 2.20%, 11/6/18	250,409
200,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)	218,000
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	207,610
300,000	JPMorgan Chase Bank NA, Subordinated Notes, 6.00%, 10/1/17	318,498
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	253,387
250,000	Lloyds Bank PLC, Guaranteed Notes, 3.50%, 5/14/25	258,588
160,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (1)	165,060
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	252,352
400,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	413,127
300,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	304,380
250,000	PNC Funding Corp., Guaranteed Notes, 5.13%, 2/8/20 (3)	278,530
350,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	357,861
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	248,413
166,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	165,671
300,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20 (3)	296,668

3

March 31, 2016

Principal Amount		Value
$250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	$283,219
300,000	Standard Chartered PLC, Senior Unsecured Notes, 1.50%, 9/8/17 (1)	297,233
350,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	346,436
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	152,378
200,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	205,305
150,000	UBS AG GMTN, Senior Unsecured Notes, 2.35%, 3/26/20	151,653
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	263,449
350,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17	375,147
200,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	229,534
250,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	284,406
		14,354,022
	INDUSTRIAL (2.0%)
175,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	183,750
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	217,500
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	263,917
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.15%, 4/1/45	102,608
250,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	287,812
8,000	Owens Corning, Inc., Guaranteed Notes, 6.50%, 12/1/16	8,172
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	148,776
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	201,584
		1,414,119
	TECHNOLOGY (0.8%)
100,000	Analog Devices, Inc., Senior Unsecured Notes, 3.90%, 12/15/25	108,006
150,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	151,986
150,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	166,375
150,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25	155,248
		581,615
	UTILITIES (2.2%)
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45 (3)	109,057
200,000	Consumers Energy Co., 3.13%, 8/31/24	207,131
300,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	326,710
380,000	Florida Power & Light Co., 4.95%, 6/1/35	444,985

Principal Amount		Value
$150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	$137,673
100,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26	101,017
250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	253,471
		1,580,044
	TOTAL CORPORATE BONDS & NOTES (Cost $30,842,272) (43.9%)	31,493,390
FOREIGN GOVERNMENT OBLIGATIONS (0.8%)
300,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	329,250
250,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24 (3)	266,925

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $568,739) (0.8%)	596,175
LONG-TERM MUNICIPAL SECURITIES (2.7%)

	CALIFORNIA (1.0%)
125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	156,201
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	88,708
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	208,060
200,000	State of California, Build America Bond, General Obligation Unlimited, 5.70%, 11/1/21	239,466
		692,435
	NEW YORK (0.4%)
300,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	314,103

	TEXAS (1.1%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	284,920
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	518,120
		803,040

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	VIRGINIA (0.2%)
$100,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	$125,364

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,830,908) (2.7%)	1,934,942
U.S. GOVERNMENT AGENCY OBLIGATIONS (22.9%)
67,091	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	73,643
54,761	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	60,325
30,724	FHLMC Gold PC Pool #A56491, 5.00%, 1/1/37	33,779
552,223	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	593,561
123,764	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	132,435
12,549	FHLMC Gold PC Pool #B12822, 5.00%, 3/1/19	12,957
4,742	FHLMC Gold PC Pool #B17398, 4.50%, 12/1/19	4,934
29,153	FHLMC Gold PC Pool #B18034, 4.50%, 4/1/20	30,136
81,860	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	85,787
16,750	FHLMC Gold PC Pool #C91413, 3.50%, 12/1/31	17,700
382,523	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	412,553
576	FHLMC Gold PC Pool #E92226, 5.00%, 11/1/17	595
700	FHLMC Gold PC Pool #E92829, 5.00%, 12/1/17	723
8,390	FHLMC Gold PC Pool #E93499, 5.00%, 12/1/17	8,663
1,477	FHLMC Gold PC Pool #E98960, 5.00%, 9/1/18	1,525
200,468	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	210,173
3,017	FHLMC Gold PC Pool #G11986, 5.00%, 4/1/21	3,222
4,354	FHLMC Gold PC Pool #G12319, 5.00%, 6/1/21	4,653
-	FHLMC Gold PC Pool #G18044, 4.50%, 3/1/20	-
5,580	FHLMC Gold PC Pool #J00118, 5.00%, 10/1/20	5,777
79,901	FHLMC Gold PC Pool #J00139, 5.00%, 10/1/20	82,504
21,512	FHLMC Gold PC Pool #J03233, 5.00%, 8/1/21	22,802
239,781	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	256,737

Principal Amount		Value
$24,619	FHLMC Gold PC Pool #Q01181, 4.50%, 6/1/41	$26,811
104,921	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	109,978
178,033	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	190,101
167,953	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	176,009
342,118	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	350,581
396,226	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	406,961
500,000	FNMA, 1.63%, 11/27/18	509,912
11,439	FNMA Pool #254383, 7.50%, 6/1/32	13,021
13,659	FNMA Pool #254684, 5.00%, 3/1/18	14,099
60,689	FNMA Pool #255496, 5.00%, 11/1/34	67,277
5,097	FNMA Pool #255580, 5.50%, 2/1/35	5,766
2,851	FNMA Pool #258149, 5.50%, 9/1/34	3,196
20,820	FNMA Pool #412682, 6.00%, 3/1/28	23,809
175	FNMA Pool #568625, 7.50%, 1/1/31	180
28,574	FNMA Pool #571090, 7.50%, 1/1/31	28,976
875	FNMA Pool #573935, 7.50%, 3/1/31	894
5,625	FNMA Pool #623503, 6.00%, 2/1/17	5,696
84,546	FNMA Pool #626440, 7.50%, 2/1/32	97,179
2,789	FNMA Pool #631328, 5.50%, 2/1/17	2,821
166	FNMA Pool #638247, 5.50%, 5/1/17	166
338	FNMA Pool #643277, 5.50%, 4/1/17	343
4,337	FNMA Pool #685183, 5.00%, 3/1/18	4,490
926	FNMA Pool #688539, 5.50%, 3/1/33	1,038
9,641	FNMA Pool #703936, 5.00%, 5/1/18	9,982
62,642	FNMA Pool #735224, 5.50%, 2/1/35	70,919
3,062	FNMA Pool #769682, 5.00%, 3/1/34	3,403
1,027	FNMA Pool #778141, 5.00%, 5/1/34	1,141
814	FNMA Pool #789150, 5.00%, 10/1/34	902
8,120	FNMA Pool #910242, 5.00%, 3/1/37	8,975
138,813	FNMA Pool #919584, 6.00%, 6/1/37	158,418
39,025	FNMA Pool #975116, 5.00%, 5/1/38	43,134
15,908	FNMA Pool #AA2531, 4.50%, 3/1/39	17,299
61,076	FNMA Pool #AB2053, 3.50%, 1/1/26	64,584
295,401	FNMA Pool #AB2346, 4.50%, 2/1/41	322,368
219,165	FNMA Pool #AB5231, 2.50%, 5/1/27	226,047
279,615	FNMA Pool #AB5716, 3.00%, 7/1/27	292,751
454,620	FNMA Pool #AB8144, 5.00%, 4/1/37	504,015
24,895	FNMA Pool #AD1035, 4.50%, 2/1/40	27,170
102,459	FNMA Pool #AD8536, 5.00%, 8/1/40	113,608
156,258	FNMA Pool #AE1853, 4.00%, 8/1/40	167,451
132,979	FNMA Pool #AH3226, 5.00%, 2/1/41	146,993
116,924	FNMA Pool #AH8932, 4.50%, 4/1/41	127,618
35,394	FNMA Pool #AI0620, 4.50%, 5/1/41	38,545
217,254	FNMA Pool #AI4285, 5.00%, 6/1/41	241,015
182,451	FNMA Pool #AJ5888, 4.50%, 11/1/41	199,287
53,306	FNMA Pool #AJ9278, 3.50%, 12/1/41	56,013
134,309	FNMA Pool #AL3272, 5.00%, 2/1/25	148,450
6,074	FNMA Pool #AL5259, 3.50%, 5/1/29	6,416
326,775	FNMA Pool #AQ0287, 3.00%, 10/1/42	335,953
110,620	FNMA Pool #AR2174, 3.00%, 4/1/43	113,715
397,885	FNMA Pool #AR6394, 3.00%, 2/1/43	408,873
147,879	FNMA Pool #AS3155, 4.00%, 8/1/44	157,990

5

March 31, 2016

Principal Amount		Value
$106,167	FNMA Pool #AS3157, 4.00%, 8/1/44	$113,426
199,980	FNMA Pool #AS4177, 4.50%, 12/1/44	218,391
636,517	FNMA Pool #AS5906, 3.50%, 10/1/45	667,684
249,975	FNMA Pool #AS6205, 3.50%, 11/1/45	262,215
286,123	FNMA Pool #AU1847, 3.00%, 9/1/43	294,092
159,739	FNMA Pool #AU2135, 2.50%, 8/1/28	164,733
263,883	FNMA Pool #AU4279, 3.00%, 9/1/43	271,246
154,985	FNMA Pool #AU4290, 4.00%, 9/1/43	165,582
481,919	FNMA Pool #AW5055, 3.50%, 7/1/44	507,272
152,465	FNMA Pool #AW6645, 3.00%, 6/1/29	159,361
163,040	FNMA Pool #AW7362, 2.50%, 8/1/29	167,834
385,390	FNMA Pool #AX0416, 4.00%, 8/1/44	411,741
292,311	FNMA Pool #AX1138, 3.50%, 9/1/44	306,624
262,469	FNMA Pool #AX9013, 3.50%, 2/1/45	275,321
285,292	FNMA Pool #AY2713, 4.00%, 2/1/45	304,799
227,287	FNMA Pool #AY2728, 2.50%, 2/1/30	233,542
99,999	FNMA Pool #AZ7793, 3.50%, 8/1/45	104,896
296,695	FNMA Pool #BA3885, 3.50%, 11/1/45	311,222
336,529	FNMA Pool #MA0641, 4.00%, 2/1/31	362,523
1,000,760	FNMA Pool #MA1107, 3.50%, 7/1/32	1,059,244
570,000	FNMA Pool TBA, 3.50%, 4/1/46	597,632
150,000	FNMA Pool TBA, 4.50%, 4/1/46	163,219
8,970	FNMA REMIC Trust Series 2003-38, Class TC, 5.00%, 3/25/23	9,073
134,753	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	135,748
269,871	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	274,229
1,472	GNMA I Pool #429786, 6.00%, 12/15/33	1,703
29,784	GNMA I Pool #548880, 6.00%, 12/15/31	33,611
26,357	GNMA I Pool #551762, 6.00%, 4/15/32	30,253
2,930	GNMA I Pool #557681, 6.00%, 8/15/31	3,306
11,919	GNMA I Pool #582415, 6.00%, 11/15/32	13,788
42,313	GNMA I Pool #583008, 5.50%, 6/15/34	48,285
36,198	GNMA I Pool #605025, 6.00%, 2/15/34	41,281
17,359	GNMA I Pool #605245, 5.50%, 6/15/34	19,609
30,941	GNMA I Pool #622603, 6.00%, 11/15/33	35,297
4,478	GNMA I Pool #626480, 6.00%, 2/15/34	5,155
16,127	GNMA II Pool #3645, 4.50%, 12/20/19	16,695
198,098	GNMA II Pool #5332, 4.00%, 3/20/42	213,114
182,601	GNMA II Pool #MA1520, 3.00%, 12/20/43	189,534
-	GNMA II Pool #MA1922, 5.00%, 5/20/44	-
155,999	GNMA II Pool #MA2445, 3.50%, 12/20/44	165,077

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,207,369) (22.9%)	16,465,880

U.S. TREASURY OBLIGATIONS (19.0%)

	U.S. TREASURY NOTES & BONDS (19.0%)
350,000	U.S. Treasury Bonds, 7.88%, 2/15/21	459,280
596,800	U.S. Treasury Bonds, 2.00%, 1/15/26 (4)	698,722
825,000	U.S. Treasury Bonds, 5.25%, 11/15/28	1,128,381
550,000	U.S. Treasury Bonds, 4.38%, 2/15/38	743,381
300,000	U.S. Treasury Bonds, 4.38%, 5/15/40	403,652
625,000	U.S. Treasury Bonds, 3.63%, 8/15/43	759,082
430,000	U.S. Treasury Bonds, 3.38%, 5/15/44	498,481
150,000	U.S. Treasury Bonds, 2.50%, 2/15/45	146,262

Principal Amount		Value
$150,000	U.S. Treasury Notes, 0.50%, 11/30/16	$149,994
50,000	U.S. Treasury Notes, 0.88%, 12/31/16	50,107
200,000	U.S. Treasury Notes, 0.75%, 3/15/17	200,227
100,000	U.S. Treasury Notes, 0.88%, 10/15/17	100,242
300,000	U.S. Treasury Notes, 0.88%, 11/15/17	300,750
500,000	U.S. Treasury Notes, 0.75%, 12/31/17	500,176
300,000	U.S. Treasury Notes, 1.00%, 2/15/18	301,418
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	608,742
600,000	U.S. Treasury Notes, 1.50%, 3/31/19	611,110
500,000	U.S. Treasury Notes, 3.13%, 5/15/19	534,434
450,000	U.S. Treasury Notes, 1.63%, 6/30/19	460,037
200,000	U.S. Treasury Notes, 1.63%, 12/31/19	204,234
200,000	U.S. Treasury Notes, 1.25%, 1/31/20	201,375
700,000	U.S. Treasury Notes, 1.38%, 3/31/20	707,601
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	200,281
300,000	U.S. Treasury Notes, 2.25%, 4/30/21	314,567
600,000	U.S. Treasury Notes, 2.13%, 6/30/21	625,289
100,000	U.S. Treasury Notes, 2.00%, 10/31/21	103,379
1,000,000	U.S. Treasury Notes, 1.50%, 1/31/22	1,005,039
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	152,772
200,000	U.S. Treasury Notes, 2.50%, 8/15/23	213,133
450,000	U.S. Treasury Notes, 2.75%, 2/15/24	487,283
350,000	U.S. Treasury Notes, 2.25%, 11/15/24	364,902
200,000	U.S. Treasury Notes, 2.00%, 2/15/25	204,273
200,000	U.S. Treasury Notes, 2.13%, 5/15/25	206,179

	TOTAL U.S. TREASURY NOTES & BONDS (Cost $13,196,063) (19.0%)	13,644,785

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,196,063) (19.0%)	13,644,785

Shares		Value
SHORT-TERM INVESTMENTS (4.6%)

	MONEY MARKET FUNDS (4.6%)
2,635,433	State Street Navigator Securities Lending Prime Portfolio (5)	2,635,433
691,346	State Street Institutional Liquid Reserves Fund	691,346

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,326,779) (4.6%)	3,326,779
	TOTAL INVESTMENT SECURITIES (103.4%) (Cost $72,896,951)	$74,239,583
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.4%)		(2,425,209)
NET ASSETS (6) (100%)		$71,814,374
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($71,814,374 ÷ 4,771,738 shares outstanding)		$15.05

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.

6

Schedule of Investments (unaudited) (continued)

(3)	A portion or all of the security was held on loan. As of March 31, 2016, the market value of the securities on loan was $2,585,749.
(4)	Treasury Inflation Protected Security (TIPS).
(5)	Securities with an aggregate market value of $2,585,749 were out on loan in exchange for $2,635,433 of cash collateral as of March 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $72,896,951, aggregate gross unrealized appreciation was $1,707,833, aggregate gross unrealized depreciation was $365,201 and the net unrealized appreciation was $1,342,632.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
TBA	To Be Announced.

FUTURES

Type	Number of Contracts	Expiration Date	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Long Future
Euro-Bund Future	2	06/08/16	$372,007	$371,684	(323)
Short Futures
10 Year Mini JGB Future	9	06/10/16	(1,210,156)	(1,211,436)	(1,280)
Long Gilt Future	6	06/28/16	(1,050,200)	(1,044,613)	5,587
U.S. 10 Year Note	26	06/21/16	(3,366,516)	(3,390,156)	(23,640)
Total Short Futures					$(19,333)

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$2,640,010	$-	$2,640,010
Commercial Mortgage-Backed Securities	-	4,137,622	-	4,137,622
Corporate Bonds & Notes*	-	31,493,390	-	31,493,390
Foreign Government Obligations	-	596,175	-	596,175
Long-Term Municipal Securities*	-	1,934,942	-	1,934,942
U.S. Government Agency Obligations	-	16,465,880	-	16,465,880
U.S. Treasury Obligations	-	13,644,785	-	13,644,785
Short-Term Investments	3,326,779	-	-	3,326,779
Futures	5,587	-	-	5,587
Total Investments in Securities	$3,332,366	$70,912,804	$-	$74,245,170
Liabilities
Futures	(25,243)	-	-	(25,243)
Total	$3,307,123	$70,912,804	$-	$74,219,927

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016